Asset transfers - Transferred assets continue to be recorded on Natwest Group's balance sheet (Details) € in Millions, £ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)		Jan. 01, 2019 GBP (£)	[1]	Dec. 31, 2018 GBP (£)
Assets		£ 799,491		£ 723,039	[1]	£ 694,235		£ 694,235
Mortgages - RoI
Total		2,091		2,385
Debt securities in issue
Assets | €	€ 2,067		€ 2,377
Debt securities in issue | Mortgages - RoI
Assets		1,921		2,221
Debt securities in issue | Cash deposits
Assets		146		156
Debt securities in issue held by third parties | Mortgages - RoI
Assets		243		468
Debt securities in issue held by the Group | Mortgages - RoI
Assets		£ 1,848		£ 1,917

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.